Annual Total Returns - FidelitySeriesSustainableUSMarketFund-PRO - FidelitySeriesSustainableUSMarketFund-PRO - Fidelity Series Sustainable U.S. Market Fund - Fidelity Series Sustainable U.S. Market Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	May 11, 2023
Annual Return 2024	23.10%